Firsthand Capital Management, Inc.
125 South Market Street, Suite 1300
San Jose, CA 95113
T    408.294.2200
F    408.289.5575

February 4, 2009

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Firsthand Funds (the “Trust”)
File Nos. 033-73832 and 811-08268
Filing pursuant to Rule 485(a)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, we are filing Post-Effective Amendment No. 39 (the “Amendment”) to the Trust’s registration statement on Form N-1A, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The purposes of this amendment are (1) to incorporate into the registration statement languages relating to option investment which will be substantially identical to those in a definitive proxy statement to be filed later this week and (2) to make various changes relating to the annual update of the financials in the registration statement.  The Registrant also expects to file a supplement to the prospectus later this week relating to Firsthand Technology Value Fund.  Such disclosures will, of course, be incorporated into the final prospectus when the Registrant files its 485(b) filing in April 2009.

Please do not hesitate to contact the undersigned at (408) 521-4138 if you have questions, or if you require anything further in connection with your review of the Amendment.

Very truly yours,

/s/ Kelvin Leung
Kelvin Leung

cc:     David A. Hearth